Subsequent Events (Details Narrative) - USD ($)		1 Months Ended					8 Months Ended
	Apr. 04, 2025	May 30, 2025	Apr. 30, 2025	Apr. 21, 2025	Apr. 19, 2025	Apr. 18, 2025	Dec. 31, 2024
Shares of common stock converted							1,000,000
Class A [Member]
Shares of common stock converted							6,535,014
Class B [Member]
Shares of common stock converted							5,964,986
Subsequent Events [Member]
Digital assets		$ 1,050,000.00
Debt instrument convertible, Terms of conversion feature		The Notes will be convertible into Class B common stock of the Company at the option of the holder at an initial conversion price equal to 200% of the closing price of the Class B common stock on the trading day immediately prior to the closing date, subject to adjustment as provided for in the Notes. Interest is payable under the Notes at a rate of 7% per annum and is payable, quarterly, at the option of the Company in cash, through the issuance of additional Notes or, under certain situations, through the issuance of shares of Class B common stock.
Exchange of BFAC Class A shares for Class B Common Stock	168,356
Incentive Plan Shares to Target Employees	820,000
Payments for professional fees					$ 95,000
Gain (loss) Settlement					$ 525,000
Subsequent Events [Member] | Securities Purchase Agreement [Member]
Proceeds from issuance of convertible debt		$ 500,000,000
Debt instrument, Description		Thereafter, the Buyer has the sole option, upon one business day’s notice, to cause the Company to sell up to an additional $339 million of Notes and, subject to mutual agreement, the Company and Buyer may agree to sell up to an additional $150 million of Notes. The Company has agreed, subject to certain exceptions contained in the Purchase Agreement, to use 80% of the net proceeds from the sale of the Notes to purchase certain cryptocurrency as set forth in the Purchase Agreement.
Issurance of convertible debt		$ 11,000,000
Subsequent Events [Member] | PIPE Investor [Member]
PIPE Agreement, Description	(i) 2,400 shares of Series B preferred stock, par value $0.0001 per share (“Series B Preferred Stock”), (ii) a warrant to purchase 1,600 shares of Series B Preferred Stock (the “First Preferred Warrant”), and (iii) a warrant to purchase 1,000 shares of Series B Preferred Stock (the “Second Preferred Warrant,” and together with the First Preferred Warrant, the “Preferred Warrants”), pursuant to the terms of a PIPE Agreement, dated November 22, 2024 (the “PIPE Agreement”), entered into by the Company, BFAC, Classover DE and the PIPE Investor.
Number of preferred stock shares issued	5,000
Aggregate value of preferred stock issued	$ 4,750,000
Origional issue discount	$ 1,520,000
Subsequent Events [Member] | Class A [Member]
Shares of common stock converted	6,535,014
Subsequent Events [Member] | Series A Preferred Stock [Member]
Shares of common stock converted	1,000,000
Subsequent Events [Member] | Class B [Member]
Shares of common stock converted	5,964,986
Exchange of BFAC Class A shares for Class B Common Stock			100,000	820,000	190,000
Subsequent Events [Member] | Series B Preferred Stock [Member]
Number of preferred shares converted into class B common stock	410,777
Subsequent Events [Member] | Series B Preferred Stock [Member] | PIPE Investor [Member]
Number of preferred stock shares issued						1,600
Aggregate value of preferred stock issued						$ 1,520,000